Income Taxes - Summary of Change In Gross Unrecognized Tax Benefits, Excluding Accrued Interest And Penalties (Details) $ in Thousands	6 Months Ended
Jan. 31, 2023 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 0
Business acquisition	838
Balance at end of year	$ 838